Consolidated Statements of Income/(Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Vessel revenue - related party	$ 0	$ 0	$ 8,221
Vessel revenue	2,075	23,838	49,026
Commissions - related party	0	0	(298)
Commissions	(65)	(759)	(1,333)
Vessel revenue, net	2,010	23,079	55,616
Expenses:
Direct voyage expenses	(1,274)	(8,035)	(13,587)
Vessel operating expenses	(1,006)	(11,086)	(26,983)
Voyage expenses - related party	(24)	(313)	(532)
Management fees - related party	(122)	(743)	(1,625)
Management fees	0	(194)	(588)
General and administration expenses	(2,987)	(3,966)	(6,337)
General and administration expenses - related party	(309)	(412)	(402)
Loss on bad debts	(38)	0	(327)
Amortization of deferred dry-docking costs	0	(232)	(3,648)
Depreciation	(3)	(982)	(15,606)
Loss on sale of vessels	0	0	(15,590)
Impairment loss for vessels and deferred charges	0	(3,564)	(147,143)
Impairment loss for goodwill	0	0	(4,365)
Gain on disposal of subsidiaries	0	25,719	0
Gain on restructuring	85,563	0	0
Operating income / (loss)	81,810	19,271	(181,117)
Other income / (expense), net:
Interest and finance costs	(1,463)	(8,389)	(12,480)
Interest income	14	13	59
Loss on interest rate swaps	0	(8)	(189)
Foreign currency exchange gains (losses), net	(13)	19	(43)
Total other expenses	(1,462)	(8,365)	(12,653)
Income / (loss) before taxes	80,348	10,906	(193,770)
Income tax benefit/(expense)	0	1	2
Net income / (loss)	$ 80,348	$ 10,907	$ (193,768)
Net income / (loss) per common share
Basic and diluted (in dollars per share)	$ 6.01	$ 0.91	$ (16.74)
Weighted average common shares outstanding
Basic (in shares)	13,364,723	11,958,140	11,576,576
Diluted (in shares)	13,364,750	11,959,276	11,576,576